INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 485.1	$ 400.2
Impairment of inventories to net realizable value	2.5	6.2
Inventories	573.6	583.4
Discontinued operations
Schedule of Inventories [Line Items]
Inventories	$ 55.8	$ 93.2